STOCK OPTIONS	12 Months Ended
Dec. 31, 2018
STOCK OPTIONS [Text Block]
8.	STOCK OPTIONS

The Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 common shares to its officers, directors, employees and consultants. The fair values of stock options granted are estimated at the date of the grant using the Black-Scholes option-pricing model.

The Company did not grant any stock options during the year ended December 31, 2016.

On June 7, 2017, the Company granted 4,630,000 options to directors, officers, and third parties of the Company, of which each option is exerciseable for a period of 5 years at a price of $0.07. These options will vest as follows: 1,543,333 on June 7, 2017, 1,543,333 on June 7, 2018, and 1,543,333 on June 7, 2019.

During the year ended December 31, 2018, the Company recorded share-based compensation of $36,433 (2017 – $250,819, 2016 - $64,403) as consulting expenses and salaries related to the vesting and issuance of stock options.

The fair value assumptions used were as follows:

	2018	2017	2016

Expected dividend yield	N/A	0%	N/A
Risk-free interest rate	N/A	1.74%	N/A
Expected volatility	N/A	140%	N/A
Expected option life (in years)	N/A	5	N/A

The following table summarizes the continuity of the Company’s stock options:

			Weighted-
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Term (years)
Outstanding, December 31, 2016	1,900,000	$0.20	3.20
Granted in 2017	4,630,000	$0.07	3.15
Outstanding, December 31, 2017 and 2018	6,530,000	$0.11	2.77
Exercisable, December 31, 2018	4,986,666	0.12	2.57

A summary of the status of the Company’s non-vested options and changes are presented below:

		Weighted
		Average
	Number of	Grant Date
	Options	Fair Value
Non-vested at December 31, 2016	350,000	$0.16
Granted	4,630,000	$0.07
Vested	(1,893,333)	$0.07
Non-vested at December 31, 2017	3,086,667	$0.07
Vested	(1,543,333)	$0.18
Non-vested at December 31, 2018	1,543,334	$0.18

As at December 31, 2018, there was $33,883 (2017 – $70,551) in total unrecognized compensation cost related to non-vested stock options.

As at December 31, 2018, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
4,630,000	$0.07	June 7, 2022
6,530,000